   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 2, 2003
                                                               FILE NO. 333-
                                                               FILE NO. 811-
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------
                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     [X]
                          PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 58                     [ ]
                                       AND
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 [X]
                                AMENDMENT NO.                                [ ]

                              ---------------------
                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                        (a Massachusetts business tryst)
                           (EXACT NAME OF REGISTRANT)

                          1221 Avenue of the Americas
                            New York, New York 10020


               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                   BARRY FITCH
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                           1221 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              ---------------------

                                   COPIES TO:

                             STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                  1675 BROADWAY
                               NEW YORK, NY 10019

                              ---------------------

                 Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.

                              ---------------------

     The Registration hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specially states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

================================================================================

INSTITUTIONAL CLASS PROSPECTUS



June   , 2003

[MORGAN STANLEY LOGO OMITTED]




Morgan Stanley Institutional Liquidity Funds

Taxable Portfolio

SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the Taxable Portfolio which is described in this prospectus. This prospectus offers Institutional Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INSTITUTIONAL CLASS PROSPECTUS


 June   , 2003


Table of Contents


                                       PAGE
FIXED INCOME PORTFOLIOS
-------------------------------------------
Taxable Portfolio                       1
-------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO      2
-------------------------------------------
PURCHASING SHARES                       3
-------------------------------------------
REDEEMING SHARES                        4
-------------------------------------------
GENERAL SHAREHOLDER INFORMATION         6
-------------------------------------------
INVESTMENT ADVISER                      7
-------------------------------------------

INSTITUTIONAL CLASS PROSPECTUS



June   , 2003

Taxable Portfolio

OBJECTIVE
The Taxable Portfolio seeks to realize high current income, preservation of capital and liquidity.


APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, foreign bank obligations and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS
The Portfolio's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser" or the "Investment Manager"), determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short-term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

The Portfolio may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Investment Manager determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current SEC yield by calling
1-800-548-7786.

Fees and Expenses of the Portfolio
--------------------------------------------------------------------------------
[SIDEBAR]
The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in the Portfolio's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Institutional Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.


--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Institutional Class of the Portfolio. These expenses are deducted from the Institutional Class' net assets and are based on anticipated expenses during the Portfolio's first fiscal year.




                                   ANNUAL PORTFOLIO
                                 OPERATING EXPENSES
Advisory Fee                                  0.15%
---------------------------------------------------
Administrative Fee                            0.05%
---------------------------------------------------
12b-1 Fee                                     0.00%
---------------------------------------------------
Other Expenses*                             [    %]
---------------------------------------------------
Total Preferred Class Operating Expenses**  [    %]
---------------------------------------------------

 *  Other Expenses are based on estimated amounts.

** The Investment Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of the Portfolio's Preferred Class will not exceed 0.20% during the Portfolio's first year of operations.


EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Institutional Class with the cost of investing in other mutual funds.




                        1 YEAR    3 YEARS
Taxable Portfolio        $          $
------------------------------------------

INSTITUTIONAL CLASS PROSPECTUS



June   , 2003

Purchasing Shares

Institutional Class Shares are available to clients of the Adviser such as corporations or other institutions such as trusts and foundations as well as clients of its institutional affiliates with investments at the time of initial purchase of $5,000,000.

Institutional Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Institutional Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Institutional Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after we receive your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds"). You begin earning dividends the same day your Institutional Class Shares are purchased as set forth above. Orders to purchase shares must be received prior to 4:00 p.m. Eastern time. In the event the New York Stock Exchange closes prior to such time, orders must be received prior to such earlier close of the New York Stock Exchange. Orders received after such time will be processed the following business day.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds--Taxable Portfolio.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE
You may purchase Institutional Class Shares of the Portfolio by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

You can also make purchases in the Taxable Portfolio by Federal Funds wire to the Custodian. If notification of your order is received prior to 4:00 p.m. (Eastern Time) and the Custodian receives the funds the same day, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS
You may make additional investments of Institutional Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. For the Taxable Portfolio, J.P. Morgan must receive notification of receipt of your Federal

Funds wire by 4:00 p.m. (Eastern Time). We normally credit purchases made by check in the Taxable Portfolio at the NAV determined two business days after we receive the check. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION
The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolio purchased through a Financial Intermediary.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase, redemption or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


Redeeming Shares

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919 .

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at [1-800-548-7786] and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

INSTITUTIONAL CLASS PROSPECTUS


June   , 2003


AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has debits that incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES
You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to 4:00 p.m. Eastern time or, if the New York Stock Exchange closes earlier than 4:00 p.m., prior to such earlier closing time. Orders received after such time will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. For example, on any day that the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The NAV of the Portfolio is determined as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the Fund is open for business.

The Taxable Portfolio values its securities using amortized cost valuation. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

EXCHANGE PRIVILEGE
You may exchange the Portfolio's Institutional Class Shares for Institutional Class Shares of other available portfolios of the Fund or for Class A shares of available portfolios of Morgan Stanley Institutional Fund, Inc. or Institutional Class shares of Morgan Stanley Institutional Fund Trust based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling [1-800-548-7786.]

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a Financial Intermediary.

DISTRIBUTIONS
The Portfolio passes substantially all of its earnings along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gain distributions.

The Portfolio declares income dividends on each day of all of its daily net income to shareholders of record as of 4:00 p.m. Eastern time. These dividends accrue daily and are distributed on the fifteenth day of each month, or the next business day if the fifteenth day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

INSTITUTIONAL CLASS PROSPECTUS


June   , 2003

Investment Adviser

ADVISER
Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley ("Morgan Stanley") is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, together with its
affiliated asset management companies, had approximately $      billion in
assets under management with approximately $      billion in institutional
assets.


The Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate based on the annual rate of 0.15% of the Portfolio's average daily net assets for the quarter.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from the Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.


PORTFOLIO MANAGEMENT


TAXABLE PORTFOLIO
The Portfolio's assets are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director.


DISTRIBUTOR
Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.

                  This page has been left blank intentionally.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated June   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-     .


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
[P.O. BOX 2798
BOSTON, MA 02208-2798]


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

PARTICIPANT CLASS PROSPECTUS


June   , 2003


[MORGAN STANLEY LOGO OMITTED]




Morgan Stanley Institutional Liquidity Funds

Taxable Portfolio

SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the Taxable Portfolio which is described in this prospectus. This prospectus offers Participant Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PARTICIPANT CLASS PROSPECTUS


May   , 2003

Table of Contents





                                     PAGE
FIXED INCOME PORTFOLIOS
-----------------------------------------
Taxable Portfolio                       1
-----------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO      2
-----------------------------------------
PURCHASING SHARES                       3
-----------------------------------------
REDEEMING SHARES                        4
-----------------------------------------
GENERAL SHAREHOLDER INFORMATION         6
-----------------------------------------
INVESTMENT ADVISER                      7
-----------------------------------------

PARTICIPANT CLASS PROSPECTUS


May   , 2003

Taxable Portfolio

OBJECTIVE
The Taxable Portfolio seeks to realize high current income, preservation of capital and liquidity.


APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, foreign bank obligations and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS
The Portfolio's Adviser, Morgan Stanley Investment Management Inc., (the "Adviser" or the "Investment Manager"), determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short-term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Investment Manager actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

The Portfolio may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Investment Manager determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current SEC yield by calling
1-800-548-7786.

Fees and Expenses of the Portfolio
--------------------------------------------------------------------------------
[SIDEBAR]
The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in the Portfolio's Participant
Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Participant Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
--------------------------------------------------------------------------------

The table below briefly describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Participant Class of the Portfolio. These expenses are deducted from the Participant Class' net assets and are based on anticipated expenses during the Portfolio's first fiscal year.


                                     ANNUAL PORTFOLIO
                                   OPERATING EXPENSES
Advisory Fee                                    0.15%
-----------------------------------------------------
Administrative Fee                              0.05%
-----------------------------------------------------
12b-1 Fee                                       0.40%
-----------------------------------------------------
Other Expenses*                               [    %]
-----------------------------------------------------
Total Participant Class Operating Expenses**  [    %]
-----------------------------------------------------

 *  Other Expenses are based on estimated amounts.

** The Investment Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of the Portfolio's Participant Class will not exceed 0.60% during the Portfolio's first year of operations.


EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Participant Class with the cost of investing in other mutual funds.





                        1 YEAR    3 YEARS
Taxable Portfolio        $          $
------------------------------------------

PARTICIPANT CLASS PROSPECTUS



June   , 2003

Purchasing Shares

Participant Class Shares are available to clients of the Adviser with combined investments of $1,000 and corporations or other institutions such as trusts and foundations.

Participant Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Participant Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Participant Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after we receive your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase &. Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds"). You begin earning dividends the same day your Participant Class Shares are purchased. The Portfolio will effect orders to purchase shares on each day the New York Stock Exchange is open. Orders to purchase shares must be received prior to 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes prior to such time, orders must be received prior to such earlier close of the New York Stock Exchange. Orders received after such time will be processed the following business day.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds--Taxable Portfolio.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE
You may purchase Participant Class Shares of the Portfolio by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

You can also make purchases in the Taxable Portfolio by Federal Funds wire to the Custodian. If notification of your order is received prior to 4:00 p.m. (Eastern Time) and the Custodian receives the funds the same day, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS
You may make additional investments of Participant Class Shares (minimum additional investment $100) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. For the Taxable Portfolio, J.P. Morgan must receive notification of receipt of your Federal

Funds wire by 4:00 p.m. (Eastern Time). We normally credit purchases made by check in the Taxable Portfolio at the NAV determined two business days after we receive the check. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION
The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolio purchased through a Financial Intermediary.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase, redemption or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


Redeeming Shares

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.


BY TELEPHONE
If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at [1-800-548-7786] and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

PARTICIPANT CLASS PROSPECTUS


June   , 2003


AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has debits that incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES
You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to 4:00 p.m. Eastern time or, if the New York Stock Exchange closes earlier than 4:00 p.m., prior to such earlier closing time. Orders received after such time will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. For example, on any day that the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information


VALUATION OF SHARES
The NAV of the Portfolio is determined as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the Fund is open for business.

The Taxable Portfolio values its securities using amortized cost valuation. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

DISTRIBUTIONS
The Portfolio passes substantially all of its earnings along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gain distributions.

The Portfolio declares income dividends on each day, of all its daily net income to shareholders of record as of 4:00 p.m. Eastern time. These dividends accrue daily and are distributed on the fifteenth day of the month, or the next business day if the fifteenth day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Option section on the Account Registration Form.

TAXES
Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.


Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.


When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

PARTICIPANT CLASS PROSPECTUS


June   , 2003

Investment Adviser

ADVISER
Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley ("Morgan Stanley") is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, together with its
affiliated asset management companies, had approximately $      billion in
assets under management with approximately $      billion in institutional
assets.


The Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate based on the annual rate of 0.15% of the Portfolio's average daily net assets for the quarter.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from the Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.


PORTFOLIO MANAGEMENT


TAXABLE PORTFOLIO
The Portfolio's assets are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director.


DISTRIBUTOR
Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.


PLAN OF DISTRIBUTION
The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Portfolio to pay distribution fees for the sale and distribution of Participant Class Shares. It also allows the Portfolio to pay for services to shareholders. Because these fees are paid out of the assets of the Participant Class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                  This page has been left blank intentionally.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated June   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-     .


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
[P.O. BOX 2798
BOSTON, MA 02208-2798]


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

ADVISORY CLASS PROSPECTUS


June   , 2003


[MORGAN STANLEY LOGO OMITTED]



Morgan Stanley Institutional Liquidity Funds

Taxable Portfolio

SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the Taxable Portfolio which is described in this prospectus. This prospectus offers
Advisory Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ADVISORY CLASS PROSPECTUS


June   , 2003

Table of Contents




                                       PAGE
FIXED INCOME PORTFOLIOS
-------------------------------------------
Taxable Portfolio                       1
-------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO      2
-------------------------------------------
PURCHASING SHARES                       3
-------------------------------------------
REDEEMING SHARES                        4
-------------------------------------------
GENERAL SHAREHOLDER INFORMATION         6
-------------------------------------------
INVESTMENT ADVISER                      7
-------------------------------------------

ADVISORY CLASS PROSPECTUS


June   , 2003

Taxable Portfolio

OBJECTIVE
The Taxable Portfolio seeks to realize high current income, preservation of capital and liquidity.


APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, foreign bank obligations and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS
The Portfolio's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser" or the "Investment Manager"), determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short-term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

The Portfolio may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Investment Manager determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current SEC yield by calling
1-800-548-7786.

Fees and Expenses of the Portfolio
--------------------------------------------------------------------------------
[SIDEBAR]
The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in the Portfolio's Advisory Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Advisory Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
--------------------------------------------------------------------------------


The table below briefly describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Advisory Class of the Portfolio. These expenses are deducted from the Advisory Class' net assets and are based on anticipated expenses during the Portfolio's first fiscal year.



                                  ANNUAL PORTFOLIO
                                OPERATING EXPENSES
Advisory Fee                                 0.15%
--------------------------------------------------
Administrative Fee                           0.05%
--------------------------------------------------
12b-1 Fee                                    0.25%
--------------------------------------------------
Other Expenses*                            [    %]
--------------------------------------------------
Total Advisory Class Operating Expenses**  [    %]
--------------------------------------------------

 *  Other Expenses are based on estimated amounts.

** The Investment Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of the Portfolio's Advisory Class will not exceed 0.45% during the Portfolio's first year of operations.


EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Advisory Class with the cost of investing in other mutual funds.




                        1 YEAR    3 YEARS
Taxable Portfolio        $          $
------------------------------------------

ADVISORY CLASS PROSPECTUS


June   , 2003

Purchasing Shares

Advisory Class Shares are available to clients of the Adviser with combined investments of $100,000 and corporations or other institutions such as trusts and foundations.

Advisory Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Advisory Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Advisory Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after we receive your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds"). You begin earning dividends the same day your Advisory Class Shares are purchased. The Portfolio will effect orders to purchase shares on each day the New York Stock Exchange is open. Orders to purchase shares must be received prior to 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes prior to such time, orders must be received prior to such earlier close of the New York Stock Exchange. Orders received after such time will be processed the following business day.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds--Taxable Portfolio.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE
You may purchase Advisory Class Shares of the Portfolio by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

You can also make purchases in the Taxable Portfolio by Federal Funds wire to the Custodian. If notification of your order is received prior to 4:00 p.m. (Eastern Time) and the Custodian receives the funds the same day, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS
You may make additional investments of Advisory Class Shares (minimum additional investment $[ ]) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. For the Taxable Portfolio, J.P. Morgan must receive notification of receipt of your Federal Funds wire by 4:00 p.m. (Eastern Time). We normally credit purchases made by check in the Taxable Portfolio at the NAV determined two business days after we receive the check. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION
The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolio's purchased through a Financial Intermediary.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase, redemption or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.


Redeeming Shares

You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at [1-800-548-7786] and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

ADVISORY CLASS PROSPECTUS


June   , 2003


AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has debits that incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES
You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to 4:00 p.m. Eastern time or, if the New York Stock Exchange closes earlier than 4:00 p.m., prior to such earlier closing time. Orders received after such time will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. For example, on any day that the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The NAV of the Portfolio is determined as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the Fund is open for business.

The Taxable Portfolio values its securities using amortized cost valuation. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

EXCHANGE PRIVILEGE
You may exchange the Portfolio's Advisory Class Shares for Advisory Class Shares of other available portfolios of the Fund or for Class B shares of available portfolios of Morgan Stanley Institutional Fund, Inc. or Advisory Class shares of Morgan Stanley Institutional Fund Trust based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.

You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling [1-800-548-7786.]

When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a Financial Intermediary.

DISTRIBUTIONS
The Portfolio passes substantially all of its earnings along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to the Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gain distributions.

The Portfolio declares income dividends, on each day of all of its daily net income to shareholders of record as of 4:00 p.m. Eastern time. These dividends accrue daily and are distributed on the fifteenth day of each month, or the next business day if the fifteenth day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distribution Options section on the Account Registration Form.

TAXES
Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ADVISORY CLASS PROSPECTUS


June   , 2003

Investment Adviser

ADVISER
Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley ("Morgan Stanley") is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, together with its
affiliated asset management companies, had approximately $      billion in
assets under management with approximately $      billion in institutional
assets.


The Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate based on the annual rate of 0.15% of the Portfolio's average daily net assets for the quarter.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from the Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.


PORTFOLIO MANAGEMENT


TAXABLE PORTFOLIO
The Portfolio's assets are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director.


DISTRIBUTOR
Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated (the "Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.


PLAN OF DISTRIBUTION
The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Portfolio to pay distribution fees for the sale and distribution of Advisor Class Shares. It also allows the Portfolio to pay for services to shareholders. Because these fees are paid out of the assets of the Advisory Class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                  This page has been left blank intentionally.

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated June   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-     .


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
P.O. BOX 2798
BOSTON, MA 02208-2798


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

CORPORATE CLASS PROSPECTUS


June   , 2003


[MORGAN STANLEY LOGO OMITTED]




Morgan Stanley Institutional Liquidity Funds

Taxable Portfolio

SHAREHOLDER SERVICES:
[1-800-548-7786]
--------------------------------------------------------------------------------
PRICES AND INVESTMENT RESULTS:
[www.morganstanley.com/im]
--------------------------------------------------------------------------------
INVESTMENT ADVISER: MORGAN STANLEY INVESTMENT MANAGEMENT INC.
--------------------------------------------------------------------------------
Morgan Stanley Institutional Liquidity Funds (the "Fund") is a mutual fund organized as a Massachusetts business trust currently consisting of the Taxable Portfolio which is described in this prospectus. This prospectus offers Corporate Class Shares of the Portfolio described herein.
--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CORPORATE CLASS PROSPECTUS


June   , 2003

Table of Contents




                                     PAGE
FIXED INCOME PORTFOLIOS
------------------------------------------
Taxable Portfolio                       1
------------------------------------------

FEES AND EXPENSES OF THE PORTFOLIO      2
------------------------------------------
PURCHASING SHARES                       3
------------------------------------------
REDEEMING SHARES                        4
------------------------------------------
GENERAL SHAREHOLDER INFORMATION         6
------------------------------------------
INVESTMENT ADVISER                      7
------------------------------------------

CORPORATE CLASS PROSPECTUS


June   , 2003

Taxable Portfolio

OBJECTIVE
The Taxable Portfolio seeks to realize high current income, preservation of capital and liquidity.


APPROACH
The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in liquid, high quality money market instruments of financial and non-financial corporations, as well as obligations of the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate obligations, debt obligations of U.S. regulated banks (including certificates of deposit), certificates of deposit of savings banks and savings and loan organizations, foreign bank obligations and repurchase agreements. No individual security will have a remaining maturity in excess of 397 days.


PROCESS
The Portfolio's Adviser, Morgan Stanley Investment Management Inc. (the "Adviser" or the "Investment Manager"), determines the appropriate average maturity for the Portfolio based on the shape of the money market yield curve and its view of the direction of short-term interest rates over the next one to six months. Securities are selected on the basis of their value, adjusted for risk. The Adviser invests in a variety of securities in order to diversify credit risk and interest rate risk. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities, when a security is downgraded, or for liquidity needs.


PRINCIPAL RISKS
There is no assurance that the Portfolio will achieve its investment objective. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio. Shares of the Portfolio are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Adviser actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities. Repurchase agreements are subject to additional risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral.

The Portfolio may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Portfolio will invest in these securities only if the Investment Manager determines they are of comparable quality to the Portfolio's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

You may obtain the Portfolio's 7-day current SEC yield by calling
1-800-548-7786.

Fees and Expenses of the Portfolio
--------------------------------------------------------------------------------
[SIDEBAR]
The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

The example assumes that you invest $10,000 in the Portfolio's Corporate Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Corporate Class' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be equal to the amounts reflected in the table to the right.
--------------------------------------------------------------------------------


The table below briefly describes the fees and expenses that an investor may pay if he or she buys and holds shares of the Corporate Class of the Portfolio. These expenses are deducted from the Corporate Class' net assets and are based on anticipated expenses during the Portfolio's first fiscal year.


                                   ANNUAL PORTFOLIO
                                 OPERATING EXPENSES
Advisory Fee                                  0.15%
---------------------------------------------------
Administrative Fee                            0.05%
---------------------------------------------------
12b-1 Fee                                     0.10%
---------------------------------------------------
Other Expenses*                             [    %]
---------------------------------------------------
Total Corporate Class Operating Expenses**  [    %]
---------------------------------------------------

 *  Other Expenses are based on estimated amounts.

** The Investment Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses so that total operating expenses of the Portfolio's Corporate Class will not exceed 0.30% during the Portfolio's first year of operations.


EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio's Corporate Class with the cost of investing in other mutual funds.




                        1 YEAR    3 YEARS
Taxable Portfolio        $          $
------------------------------------------

CORPORATE CLASS PROSPECTUS


June   , 2003

Purchasing Shares

Corporate Class Shares are available to clients of the Adviser with combined investments of $1,000,000 and corporations or other institutions such as trusts and foundations.

Corporate Class Shares of the Portfolio may be purchased directly from Morgan Stanley Institutional Liquidity Funds or through a financial intermediary. Investors purchasing shares through a financial intermediary may be charged a transaction-based or other fee by the financial intermediary for its services. If you are purchasing Corporate Class Shares through a financial intermediary, please consult your intermediary for purchase instructions.

Corporate Class Shares of the Portfolio may be purchased at the net asset value per share ("NAV") next determined after we receive your purchase order and the Fund's Custodian Bank, J.P. Morgan Chase & Co. (the "Custodian") receives monies credited by a Federal Reserve Bank ("Federal Funds"). You begin earning dividends the same day your Corporate Class Shares are purchased. The Portfolio will effect orders to purchase shares on each day the New York Stock Exchange is open. Orders to purchase shares must be received prior to 4:00 p.m. Eastern time. In the event that the New York Stock Exchange closes prior to such time, orders must be received prior to such earlier close of the New York Stock Exchange. Orders received after such time will be processed the following business day.


PURCHASE BY MAIL
You may open an account, subject to acceptance by Morgan Stanley Institutional Liquidity Funds, by completing and signing an Account Registration Form provided by J.P. Morgan Investor Services Company ("J.P. Morgan"), the Fund's transfer agent, which you can obtain by calling J.P. Morgan at 1-800-548-7786 and mailing it to J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919 together with a check payable to Morgan Stanley Institutional Liquidity Funds--Taxable Portfolio.

Please note that payments to investors who redeem shares purchased by check will not be made until payment of the purchase has been collected, which may take up to eight business days after purchase. You can avoid this delay by purchasing shares by wire.

INITIAL PURCHASE BY WIRE
You may purchase Corporate Class Shares of the Portfolio by wiring Federal Funds to the Custodian. You should forward a completed Account Registration Form to J.P. Morgan in advance of the wire. See the section below entitled "Valuation of Shares." Instruct your bank to send a Federal Funds wire in a specified amount to the Custodian using the following wire instructions:

J.P. MORGAN CHASE & CO.
1 Chase Manhattan Plaza
New York, NY 10081
[ABA #      ]
[DDA #     ]
Attn: Morgan Stanley Institutional Liquidity Funds
Trust Subscription Account
Ref: (Portfolio Name, Account Number,
Account Name)

You can also make purchases in the Taxable Portfolio by Federal Funds wire to the Custodian. If notification of your order is received prior to 4:00 p.m. (Eastern Time) and the Custodian receives the funds the same day, then your purchase will become effective and begin to earn income on that day. Otherwise, your purchase will be effective on the next business day.


AUTOMATIC PURCHASES
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has a positive balance as a result of credits incurred that day. If an account has a positive (credit) balance, shares of the Portfolio will automatically be purchased. Any positive (credit) balance will be reduced by any debits to the account on that day and shares of the Portfolio will automatically be sold.


ADDITIONAL INVESTMENTS
You may make additional investments of Corporate Class Shares (minimum additional investment $1,000) at the NAV next determined after the request is received in good order, by mailing a check (payable to Morgan Stanley Institutional Liquidity Funds) to J.P. Morgan at the address noted under Initial Purchase by Mail or by wiring Federal Funds to the Custodian as outlined above. For the Taxable Portfolio, J.P. Morgan must receive notification of receipt of your Federal

Funds wire by 4:00 p.m. (Eastern Time). We normally credit purchases made by check in the Taxable Portfolio at the NAV determined two business days after we receive the check. Shareholder accounts that utilize the Fund as their sweep vehicle are not subject to the minimum additional investment requirement.


OTHER PURCHASE INFORMATION
The Fund may suspend the offering of shares, or any class of shares, of the Portfolio or reject any purchase orders when we think it is in the best interest of the Fund. The Fund, in its sole discretion, may waive the minimum initial and additional investment amounts in certain cases, including shares of the Portfolio purchased through a Financial Intermediary.

Frequent trading by shareholders can disrupt management of a Portfolio and raise its expenses. Therefore, we may not accept any request for a purchase, redemption or exchange when we think it is being used as a tool for market timing, and we may bar a shareholder who trades excessively from making further purchases for an indefinite period.

Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places.

Redeeming Shares


You may redeem shares of the Portfolio by mail, or, if authorized, by telephone at no charge. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. The Portfolio will redeem shares at the NAV next determined after the request is received in good order.


BY MAIL
Requests should be addressed to Morgan Stanley Institutional Liquidity Funds, c/o J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919.

To be in good order, redemption requests must include the following documentation:

(a) The share certificates, if issued;

(b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which the shares are registered;

(c) Any required signature guarantees; and

(d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
If you have authorized the Telephone Redemption Option on the Account Registration Form, you may request a redemption of shares by calling the Fund at [1-800-548-7786] and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem shares by telephone if you hold share certificates for those shares.

The Fund will ordinarily pay redemption proceeds within seven business days after receipt of your request. The Fund may suspend the right of redemption or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed, the Fund is closed or under other circumstances in accordance with interpretations or orders of the U.S. Securities and Exchange Commission.

If we determine that it is in the best interest of other shareholders not to pay redemption proceeds in cash, we may pay you partly or entirely by distributing to you readily marketable securities held by the Portfolio from which you are redeeming. You may incur brokerage charges when you sell those securities.

CORPORATE CLASS PROSPECTUS


June   , 2003


AUTOMATIC REDEMPTIONS
Selected accounts that utilize the Portfolio as their sweep vehicle will be reviewed on each business day to determine whether the account has debits that incurred that day and shares of the Portfolio will automatically be redeemed to cover the debits if such debits have not been reduced by any credits which may have accrued to the account on the same day.


ALL SALES
You will not earn a dividend on the day your shares are sold. Orders to sell shares (redemption requests) will be processed on the day on which they are received, provided they are received prior to 4:00 p.m. Eastern time or, if the New York Stock Exchange closes earlier than 4:00 p.m., prior to such earlier closing time. Orders received after such time will be processed the following business day. Generally, payment for Fund shares sold will be made on the day on which the order is processed, but may be postponed under extraordinary circumstances when the Investment Manager believes that same day payment is impractical or could have a material adverse impact on the Fund. For example, on any day that the Bond Market Association recommends that the bond markets close early, payments may be postponed with respect to redemption requests received subsequent to the recommended closing time. Such postponements will normally be until the next business day, but will not exceed seven calendar days (or three business days, if the order is executed through a broker). If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

General Shareholder Information

VALUATION OF SHARES
The NAV of the Portfolio is determined as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the Fund is open for business.


The Taxable Portfolio values its securities using amortized cost valuation. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

EXCHANGE PRIVILEGE
You may exchange the Portfolio's Corporate Class Shares for Corporate Class Shares of other available portfolios of the Fund or for Investment Class shares of Morgan Stanley Institutional Fund Trust based on their respective NAVs. We charge no fee for exchanges. To obtain a prospectus for another portfolio, call the Fund at 1-800-548-7786 or contact your financial intermediary. If you purchased Portfolio shares through a financial intermediary, certain portfolios may be unavailable for exchange. Contact your financial intermediary to determine which portfolios are available for exchange.


You can process your exchange by contacting your financial intermediary. Otherwise, you should send exchange requests by mail to the Fund's Transfer Agent, J.P. Morgan Investor Services Company, 73 Tremont Street, Boston, MA 02108-3919. Exchange requests can also be made by calling [1-800-548-7786.]


When you exchange for shares of another portfolio, your transaction will be treated the same as an initial purchase. You will be subject to the same minimum initial investment and account size as an initial purchase. The Fund, in its sole discretion, may waive the minimum initial investment amounts in certain cases, including exchanges involving Portfolio shares purchased through a Financial Intermediary.

DISTRIBUTIONS
The Portfolio passes substantially all of its earnings along to its investors as "distributions." The Portfolio earns interest from fixed-income investments. These amounts are passed along to Portfolio shareholders as "income dividend distributions." The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Adviser does not anticipate that there will be significant capital gain distributions.

The Portfolio declares income dividends, on each day, of all of its daily net income to shareholders of record as of 4:00 p.m. Eastern time. These dividends accrue daily and are distributed on the fifteenth day of each month, or the next business day if the fifteenth day of the month is a holiday or weekend. Short-term capital gains, if any, are distributed periodically. Long-term capital gains, if any, are distributed at least annually. The Portfolio automatically reinvests all dividends and distributions in additional shares. However, you may elect to receive distributions in cash by giving written notice to your Financial Intermediary or by checking the appropriate box in the Distributions Options section on the Account Registration Form.

TAXES
Income dividends you receive will be taxable as ordinary income, whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by such Portfolios from U.S. corporations. Capital gain distributions may be taxable at different rates depending on the length of time the Portfolio holds its assets.

Distributions paid in January but declared in October, November or December of the previous year are taxable to you in the previous year.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

Exchanges and redemptions of shares in a Portfolio are taxable events and may result in a taxable gain or loss to you.

When you open your account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

CORPORATE CLASS PROSPECTUS


June   , 2003

Investment Adviser

ADVISER
Morgan Stanley Investment Management Inc., with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley ("Morgan Stanley") is the direct parent of Morgan Stanley Investment Management Inc. and Morgan Stanley & Co. Incorporated, the Fund's Distributor. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. As of December 31, 2002, together with its
affiliated asset management companies, had approximately $      billion in
assets under management with approximately $      billion in institutional
assets.


The Adviser makes investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Portfolio, in turn, pays the Adviser an advisory fee calculated by applying a quarterly rate based on the annual rate of 0.15% of the Portfolio's average daily net assets for the quarter.


SUB-ADVISER
Morgan Stanley Investment Advisors Inc. ("MSIA") serves as Sub-Adviser to the Portfolio. As Sub-Adviser, MSIA makes day-to-day investment decisions for the Portfolio and places the Portfolio's purchase and sales orders. The Adviser pays MSIA 40% of the fee the Adviser receives from the Portfolio as compensation for its sub-advisory services. MSIA, located at 1221 Avenue of the Americas, New York, New York 10020, is a wholly-owned subsidiary of Morgan Stanley. MSIA develops, markets and manages a broad spectrum of proprietary mutual funds that are sold by Morgan Stanley financial advisors and offers professional money management services on a customized basis to individuals, institutional investors and retirement plan sponsors.


PORTFOLIO MANAGEMENT


TAXABLE PORTFOLIO
The Portfolio's assets are managed by the Taxable Money Market Group. Current members of the Taxable Money Market Group include Jonathan Page, Managing Director and Dale Albright, Executive Director.


DISTRIBUTOR
Shares of the Fund are distributed exclusively through Morgan Stanley & Co. Incorporated ("the Distributor"), a wholly-owned subsidiary of the Adviser. The Distributor has entered into arrangements with certain financial intermediaries who may accept purchase and redemption orders for shares of the Portfolio on its behalf.


PLAN OF DISTRIBUTION
The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Portfolio to pay distribution fees for the sale and distribution of Corporate Class Shares. It also allows the Portfolio to pay for services to shareholders. Because these fees are paid out of the assets of the Corporate Class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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8

Where to find Additional Information

In addition to this prospectus, the Fund has a Statement of Additional
Information ("SAI"), dated June   , 2003, which contains additional, more
detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

The Fund publishes annual and semi-annual reports ("Shareholder Reports") that contain additional information about each Portfolio's investments. In the Fund's annual report, you will find a discussion of the market conditions and the investment strategies that significantly affected each Portfolio's performance during the last fiscal year.

You may obtain the SAI and Shareholder Reports, without charge, by contacting the Fund at the toll-free number below. If you purchased shares through a financial intermediary, you may also obtain these documents, without charge, by contacting your financial intermediary.

Information about the Fund, including the SAI and Shareholder Reports, may be obtained from the Securities and Exchange Commission in any of the following ways. (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington D.C. (for information call 1-202-942-8090);
(2) On-line: you may retrieve information from the Commission's web site at http://www.sec.gov; (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102; or (4) By e-mail: you may request documents, upon payment of a duplicating fee, by e-mailing the Securities and Exchange Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's
Investment Company Act registration number is 811-     .


MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
[P.O. BOX 2798
BOSTON, MA 02208-2798]


FOR SHAREHOLDER INQUIRIES,
CALL 1-800-548-7786.


PRICES AND INVESTMENT RESULTS ARE AVAILABLE AT www.morganstanley.com/im.

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION


                                  JUNE   , 2003


     Morgan Stanley Institutional Liquidity Funds (the "Fund") is a no load mutual fund currently consisting of the Taxable Portfolio (the "Portfolio"). The Fund is designed to provide investors with a variety of liquidity options. This Statement of Additional Information (the "SAI") sets forth information about the Fund and information applicable to the Taxable Portfolio.


     This SAI is not a prospectus but should be read in conjunction with the
Fund's prospectuses dated June   , 2003, as may be revised from time to time. To
obtain any of these prospectuses, please call Shareholder Services at the number indicated below.



























                    Shareholder Services: [1-800-548-7786]
            Prices and Investment Results: www.morganstanley.com/im

                               TABLE OF CONTENTS




INVESTMENT STRATEGIES ........................................    3

INVESTMENTS ..................................................    3

INVESTMENT LIMITATIONS .......................................    6

PURCHASE OF SHARES ...........................................    7

REDEMPTION OF SHARES .........................................    8

TRANSACTIONS WITH BROKER/DEALERS .............................    8

SHAREHOLDER SERVICES .........................................    8

VALUATION OF SHARES ..........................................    8

MANAGEMENT OF THE FUND .......................................    9

INVESTMENT ADVISER ...........................................   18

PRINCIPAL UNDERWRITER ........................................   20

DISTRIBUTION OF SHARES .......................................   20

FUND ADMINISTRATION ..........................................   20

OTHER SERVICE PROVIDERS ......................................   21

LITIGATION ...................................................   21

BROKERAGE TRANSACTIONS .......................................   21

GENERAL INFORMATION ..........................................   22

TAX CONSIDERATIONS ...........................................   23

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..........   25

PERFORMANCE INFORMATION ......................................   25

COMPARATIVE INDICES ..........................................   26

FINANCIAL STATEMENTS .........................................   26

STATEMENT OF ASSETS AND LIABILITIES ..........................   27

                             INVESTMENT STRATEGIES

     MONEY MARKET INVESTING: The Taxable Portfolio invests in securities which present minimal credit risk and may not yield as high a level of current income as securities of lower quality or longer maturities which generally have less liquidity, greater market risk and more price fluctuation. The Taxable Portfolio is designed to provide maximum stability of principal. However, because the Taxable Portfolio invests in the money market obligations of private financial and non-financial corporations in addition to those of the U.S. Government or its agencies and instrumentalities, it offers higher credit risk and yield potential relative to money market funds which invest exclusively in U.S. Government securities. The Taxable Portfolio seeks to maintain, but does not guarantee, a constant net asset value of $1.00 per share.

                                  INVESTMENTS

     The following discussion of the Fund's investments and risks should be read with the sections of the Fund's Prospectus entitled "Principal Investment Strategies" and the Taxable Portfolio's investments are limited by the quality, maturity and diversification requirements adopted under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), as amended.

     AGENCIES: Agencies are fixed income securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

     ASSET-BACKED SECURITIES: Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

     Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

     CORPORATES: Corporate bonds ("Corporates") are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio will buy corporates subject to any quality constraints set forth under Rule 2a-7 of the 1940 Act.

     REPURCHASE AGREEMENTS: The Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

     While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continually monitored by the Investment Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium, which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of
1940) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by the Requisite NRSROs, as determined by the Board of Trustees of the Fund or its delegate. Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of the Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its net assets. The Portfolio's investments in repurchase agreements may at times be substantial when, in the view of the Portfolio's Investment Adviser, liquidity or other considerations warrant.

     REVERSE REPURCHASE AGREEMENTS: The Portfolio may also use reverse repurchase agreements. Reverse repurchase agreements involve sales by the Portfolios of portfolio assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Portfolio intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Portfolio will establish a segregated account with its Custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Portfolio and for purposes other than meeting redemptions may not exceed 5% of the Portfolio's total assets.

     PRIVATE PLACEMENTS: The Portfolio may invest in commercial paper issued in reliance on the so-called "private placement" exemption afforded by Section 4(2) of the Securities Act of 1933 ("Securities Act") and which may be sold to other institutional investors pursuant to Rule 144A under the Securities Act. Rule 144A permits the Portfolio to sell restricted securities to qualified institutional buyers without limitation. The Investment Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities."

     SECURITIES LENDING: The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Portfolio, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

     As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio.

     When voting or consent rights which accompany loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Portfolio's investment in the loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

     U.S. GOVERNMENTS: The term "U.S. Government securities" ("U.S. Governments") refers to a variety of fixed income securities issued or guaranteed by the U.S. Government and various agencies or instrumentalities which have been established or sponsored by the U.S. Government, on which the payment of principal and interest is backed either by the full faith and credit of the U.S. Government or the credit of the issuing agency or instrumentality. For example, U.S. Treasury securities are backed by the "full faith and credit" of the U.S.

     WHEN-ISSUED SECURITIES: Certain fixed income securities are purchased on a "when-issued" basis. This means that the securities are purchased at a certain price, but may not be delivered for up to 90 days. No payment or delivery is made until the Portfolio receives payment or delivery from the other party to the transaction. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain with the custodian a segregated account consisting of cash or liquid securities in an amount at least equal to these commitments.

     YANKEE AND EUROBOND OBLIGATIONS: The Portfolio, may invest in Eurobond and Yankee obligations provided that such obligations are U.S. dollar-denominated. Eurobonds may be issued by government and corporate issuers in Europe. Yankee bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurobond and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk and market risk. However, Eurobond (and to a limited extent, Yankee) obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. The Portfolio will perform the same credit analysis on Eurobond and Yankee obligations that it purchases as it does on domestic issues, and will seek to invest in obligations of issuers that have at least the same financial strength as the domestic issuers whose securities it purchases.

     ZERO COUPONS: Zero coupon bonds are fixed income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. The Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Portfolio's distributions of net investment income.

     Zero Coupons may offer investors the opportunity to earn higher yields than those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero Coupon Treasury Bonds are sold under a variety of different names, such as:
Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRS"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").


                            INVESTMENT LIMITATIONS

     FUNDAMENTAL LIMITATIONS. The Portfolio is subject to the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

     As a matter of fundamental policy, the Portfolio will not change its objective and will not:

       (1) invest in physical commodities or contracts on physical commodities;

       (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

       (3) make loans except: (i) by purchasing debt securities in accordance with its investment objectives and policies, or entering into repurchase agreements, (ii) by lending its portfolio securities, and (iii) by lending Portfolio assets to other Portfolios of the Fund, so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations, or interpretations or orders of the SEC thereunder;

       (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer.

       (5) purchase any securities other than obligations of banks or of the U.S. government, or its agencies or instrumentalities, if immediately after such purchase, 25% or more of the value of the Portfolio's total assets would be invested in the securities of issuers in the same industry; there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       (6) with respect to 75% of its assets, purchase securities of any issuer if, as a result, more than 5% of the Portfolio's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

       (7) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (exclusive of borrowings);

       (8) issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreements or reverse repurchase agreements, (b) purchasing any securities on a when-issued or delayed delivery basis; (c) borrowing money as set forth above; or (d) lending portfolio securities.

       (9) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in connection with the disposition of restricted securities)

       In addition, as a non-fundamental policy, the Portfolio may not invest its assets in securities of any investment company, except as permitted by the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder.

     Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required unless otherwise noted or required by law (such as limitations relating to borrowing or investments in illiquid securities).


                               PURCHASE OF SHARES

     The name of the Portfolio requested should be designated on the Account Registration Form. The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and
(iii) to reduce or waive the minimum for initial and subsequent investments. The officers of the Fund may from time to time waive the minimum initial and subsequent investment requirements in connection with investments in the Fund by certain investors, including but not limited to (a) employees of the Adviser and its affiliates, and (b) other investors with whom the Adviser wishes to develop a relationship or whose investments are expected, over a reasonable period of time, to exceed the minimum initial investment requirement.

     The Taxable Portfolio declares dividends daily and, therefore, at the time of a purchase must have funds immediately available for investment. As a result, you must pay for shares of the Taxable Portfolio with Federal Funds (monies credited to the Portfolio's Custodian by a Federal Reserve Bank).

     Investors purchasing and redeeming shares of the Portfolio through a financial intermediary may be charged a transaction-based fee or other fee for the financial intermediary's services. Each financial intermediary is responsible for sending you a schedule of fees and information regarding any additional or different conditions regarding purchases and redemptions. Customers of financial intermediaries should read this SAI in light of the terms governing accounts with their organization. The Fund does not pay compensation to or receive compensation from financial intermediaries for the sale of Preferred Class Shares.

     Neither the Distributor nor the Fund will be responsible for any loss, liability, cost, or expense for acting upon facsimile instructions or upon telephone instructions that they reasonably believe to be genuine. In order to confirm that telephone instructions in connection with redemptions are genuine, the Fund and Distributor will provide written confirmation of transactions initiated by telephone.


                              REDEMPTION OF SHARES

     The Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange ("NYSE") is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. The Fund has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Fund's prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses in converting these securities to cash.

     No charge is made by the Portfolio for redemptions. Redemption proceeds may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.


                       TRANSACTIONS WITH BROKER/DEALERS

     The Fund has authorized certain brokers to accept on its behalf purchase and redemption orders. Some of these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. For purposes of determining the purchase price of shares, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order. In other words, orders will be priced at the net asset value next computed after such orders are accepted by an authorized broker or the broker's authorized designee.


                              SHAREHOLDER SERVICES

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person by written request to the Shareholder Services Group at the address noted above. If shares are being transferred to a new account, requests for transfer must be accompanied by a completed Account Registration Form for the receiving party. If shares are being transferred to an existing account, the request should clearly identify the account and number of shares to be transferred and include the signature of all registered owners and all share certificates, if any, which are subject to the transfer. The signature on the letter of request, the share certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


                              VALUATION OF SHARES

     TAXABLE PORTFOLIO: For the purpose of calculating the Taxable Portfolio's NAV, securities are valued by the amortized cost method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the 1940 Act. As conditions of operating under Rule 2a-7, the Portfolio must maintain a dollar-weighted average Portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in U.S. dollar-denominated securities which are determined by the Trustees to present minimal credit risks and which are of eligible quality as determined under the rule.


     The Board has established procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Trustees deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such a review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Board.


     In the event of a deviation of over 1/2 of 1% between a Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Trustees will promptly consider what action, if any, should be taken. The Board will also take any action they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. This action may include redeeming shares in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, withholding dividends, paying distributions from capital gains or losses, or utilizing a NAV not equal to $1.00 based upon available market quotations.


                             MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES


     The Fund's officers, under the supervision of the Board of Trustees, manage the day-to-day operations of the Fund. The Trustees set broad policies for the Fund and choose its officers. Trustees and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by the Adviser or its affiliates. Two Trustees ("Interested Trustees") and all of the officers of the Fund are directors, officers or employees of the Fund's Adviser, distributor or administrator. The other Trustees have no affiliation with the Fund's Adviser, distributor or administrator and are not "Interested Persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Trustees").


INDEPENDENT TRUSTEES:


     The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee, are shown below.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                               FUND
                               POSITION(S)   TERM OF OFFICE                                    COMPLEX        OTHER
NAME, AGE AND ADDRESS OF       HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS              TRUSTEE**      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 John D. Barrett II (67)       Trustee       Trustee since    Chairman, Director, and Chief    91             Director of the
 Barrett Associates, Inc.                    2003             Executive Officer of Barrett                    Ashforth
 565 Fifth Avenue                                             Associates, Inc. (investment                    Company (real
 New York, NY 10017                                           advisory firm); Chairman of                     estate).
                                                              the Barrett Growth Fund;
                                                              Limited Partner, Long
                                                              Meadow Holdings, LP.;
                                                              Limited Partner, Barrett
                                                              Capital Partners, LP.; Limited
                                                              Partner, Barrett Growth
                                                              Partners LP. Director or
                                                              Trustee of various U.S.
                                                              registered investment
                                                              companies managed by the
                                                              Adviser.
--------------------------------------------------------------------------------------------------------------------------------
 Thomas P. Gerrity (61)        Trustee       Trustee since    Professor of Management,         91             Director of
 Wharton School                              2003             and formerly Dean, Wharton                      Sunoco (oil
 University of Pennsylvania                                   School of Business, University                  refining), Fannie
 Philadelphia, PA 19104-6370                                  of Pennsylvania; formerly                       Mae (mortgage
                                                              Director of IKON Office                         finance), CVS
                                                              Solutions, Inc. (office                         Corporation
                                                              equipment), Fiserv (financial                   (retail
                                                              services), Digital Equipment                    pharmacy),
                                                              Corporation (computer                           Knight-Ridder,
                                                              equipment), ICG Commerce,                       Inc. and Internet
                                                              Inc. (internet commerce),                       Capital Group
                                                              Investor Force Holdings, Inc.                   (newspapers).
                                                              (institutional investment
                                                              information services) and
                                                              Union Carbide Corporation
                                                              (chemicals). Director or
                                                              Trustee of various U.S.
                                                              registered investment
                                                              companies managed by the
                                                              Adviser.
--------------------------------------------------------------------------------------------------------------------------------
 Gerard E. Jones (66)          Trustee       Trustee since    Of Counsel, Shipman &            93             Director of
 Shipman & Goodwin LLP                       2003             Goodwin LLP (law firm).                         Tractor Supply
 43 Arch Street                                               Director or Trustee of various                  Company,
 Greenwich, CT 06830                                          U.S. registered investment                      Tiffany
                                                              companies managed by the                        Foundation and
                                                              Adviser.                                        Fairfield County
                                                                                                              Foundation.
--------------------------------------------------------------------------------------------------------------------------------
 Joseph J. Kearns (60)         Trustee       Trustee since    President, Kearns &              91             Director of
 6287 Via Escondido                          2003             Associates LLC (investment                      Electro Rent
 Malibu, CA 90265                                             consulting); formerly CFO of                    Corporation
                                                              the J. Paul Getty Trust.                        (equipment
                                                              Director or Trustee of various                  leasing), The
                                                              U.S. registered investment                      Ford Family
                                                              companies managed by the                        Foundation, and
                                                              Adviser.                                        the UCLA
                                                                                                              Foundation.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                               FUND
                               POSITION(S)   TERM OF OFFICE                                    COMPLEX        OTHER
NAME, AGE AND ADDRESS OF       HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)          OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS              TRUSTEE**      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 Vincent R. McLean (71)        Trustee       Trustee since    Formerly Executive Vice          91             Director of
 702 Shackamaxon Dr.                         2003             President, Chief Financial                      Legal and
 Westfield, NJ 07090                                          Officer, Director and Member                    General
                                                              of the Executive Committee                      America Inc.
                                                              of Sperry Corporation (now                      (insurance),
                                                              part of Unisys Corporation).                    Banner Life
                                                              Director or Trustee of various                  Insurance Co.
                                                              U.S. registered investment                      and William
                                                              companies managed by the                        Penn Life
                                                              Adviser.                                        Insurance
                                                                                                              Company of
                                                                                                              New York.
--------------------------------------------------------------------------------------------------------------------------------
 C. Oscar Morong, Jr. (67)     Trustee       Trustee since    Managing Director of Morong      91             None
 1385 Outlook Drive West                     2003             Capital Management;
 Mountainside, NJ 07092                                       formerly Senior Vice
                                                              President and Investment
                                                              Manager for CREF,
                                                              TIAA-CREF Investment
                                                              Management, Inc.; formerly
                                                              Director of the Indonesia
                                                              Fund, the Landmark Funds
                                                              and the Ministers and
                                                              Missionaries Benefit Board of
                                                              American Baptist Churches.
                                                              Director or Trustee of various
                                                              U.S. registered investment
                                                              companies managed by the
                                                              Adviser.
--------------------------------------------------------------------------------------------------------------------------------
 William G. Morton, Jr. (65)   Trustee       Trustee since    Formerly Chairman and Chief      91             Director of
 100 Franklin Street                         2003             Executive Officer of Boston                     Radio Shack
 Boston, MA 02110                                             Stock Exchange. Director or                     Corporation
                                                              Trustee of various U.S.                         (electronics).
                                                              registered investment                           Director of the
                                                              companies managed by the                        Griswold
                                                              Adviser.                                        Company
                                                                                                              (securities
                                                                                                              brokerage).
--------------------------------------------------------------------------------------------------------------------------------
 Michael E. Nugent (66)        Trustee       Trustee since    General Partner of Triumph       214            Director of
 c/o Triumph Capital, L.P.                   2003             Capital, L.P., (a private                       various business
 445 Park Avenue                                              investment partnership);                        organizations.
 New York, NY 10022                                           formerly Vice President,                        Director or
                                                              Bankers Trust Company and                       Trustee of the
                                                              BT Capital Corporation;                         Morgan Stanley
                                                                                                              Funds and
                                                                                                              TCW/DW Term
                                                                                                              Trust.
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                          FUND
                           POSITION(S)   TERM OF OFFICE                                   COMPLEX        OTHER
NAME, AGE AND ADDRESS OF   HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)         OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE        REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS             TRUSTEE**      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
 Fergus Reid (70)          Trustee       Trustee since    Chairman of Lumelite Plastics   93             Trustee and
 85 Charles Colman Blvd.                 2003             Corporation. Director or                       Director of
 Pawling, NY 12564                                        Trustee of various U.S.                        certain
                                                          registered investment                          investment
                                                          companies managed by the                       companies in the
                                                          Adviser.                                       JPMorgan Funds
                                                                                                         complex
                                                                                                         managed by JP
                                                                                                         Morgan
                                                                                                         Investment
                                                                                                         Management
                                                                                                         Inc.
--------------------------------------------------------------------------------------------------------------------------------




----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc. and Van Kampen Investment Advisory Corp.).

INTERESTED TRUSTEES:


     The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of funds in the Fund Complex overseen by each Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.


--------------------------------------------------------------------------------------------------------------------------
                                                                                           PORTFOLIOS IN
                                                                                           FUND
                               POSITION(S)   TERM OF OFFICE                                COMPLEX        OTHER
NAME, AGE AND ADDRESS OF       HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)      OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS          TRUSTEE**      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
 Ronald E. Robison (64)        President     President and    Chief Global Operations      94             None
 1221 Avenue of the Americas   and Trustee   Trustee since    Officer and Managing
 New York, NY 10020                          2003             Director of Morgan Stanley
                                                              Investment Management Inc;
                                                              Managing Director of Morgan
                                                              Stanley; Managing Director
                                                              and Director of Morgan
                                                              Stanley Investment Advisors
                                                              Inc. and Morgan Stanley
                                                              Services Company Inc.;
                                                              President, Chief Executive
                                                              Officer and Director of
                                                              Morgan Stanley Trust; Vice
                                                              President of the Morgan
                                                              Stanley Funds; formerly,
                                                              Managing Director and Chief
                                                              Operating Officer of TCW
                                                              Investment Management;
                                                              formerly Managing Director
                                                              of Trust Company of the
                                                              West.
--------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                              FUND
                               POSITION(S)   TERM OF OFFICE                                   COMPLEX        OTHER
NAME, AGE AND ADDRESS OF       HELD WITH     AND LENGTH OF    PRINCIPAL OCCUPATION(S)         OVERSEEN BY    DIRECTORSHIPS
INDEPENDENT TRUSTEE            REGISTRANT    TIME SERVED*     DURING PAST 5 YEARS             TRUSTEE**      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 Mitchell M. Merin (49)        Chairman      Chairman and     President, Chief Operating      91
 1221 Avenue of the Americas   and Trustee   Trustee since    Officer and Director of
 New York, NY                                2003             Morgan Stanley Investment
                                                              Management Inc.; President,
                                                              Director and Chief Executive
                                                              Officer of Morgan Stanley
                                                              Investment Advisors, Inc. and
                                                              Morgan Stanley Services
                                                              Company Inc.; Chairman,
                                                              Chief Executive Officer and
                                                              Director of Morgan Stanley
                                                              Distributors Inc.; Chairman
                                                              and Director of Morgan
                                                              Stanley Trust; Director of
                                                              various Morgan Stanley
                                                              subsidiaries; President and
                                                              Chief Executive Officer of the
                                                              Morgan Stanley Funds and
                                                              TCW/DW Term Trust 2003;
                                                              Trustee, President and Chief
                                                              Executive Officer of the Van
                                                              Kampen Open-End Funds;
                                                              President and Chief Executive
                                                              Officer of the Van-Kampen
                                                              Closed-End Funds; formerly
                                                              Chief Strategic Officer of
                                                              Morgan Stanley Investment
                                                              Advisors, Inc. and Morgan
                                                              Stanley Services Company
                                                              Inc.; formerly Executive Vice
                                                              President of Morgan Stanley
                                                              Distributors Inc.; formerly
                                                              Vice President of the Morgan
                                                              Stanley Funds; formerly
                                                              Executive Vice President of
                                                              Morgan Stanley.
-----------------------------------------------------------------------------------------------------------------------------

----------
* Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

OFFICERS:


-----------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S)
NAME, AGE AND ADDRESS OF             HELD WITH             LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING
EXECUTIVE OFFICER                    REGISTRANT            SERVED                 PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 James Garrett (34)                  Treasurer             Treasurer since 2003   Executive Director of Morgan Stanley
 Morgan Stanley                                                                   & Co. Incorporated and Morgan
 Investment Management Inc.                                                       Stanley Investment Management;
 1221 Avenue of the Americas                                                      Treasurer of various U.S. registered
 New York, NY 10020                                                               investment companies managed by
                                                                                  Morgan Stanley Investment
                                                                                  Management Inc.; formerly with
                                                                                  PricewaterhouseCoopers LLP (formerly
                                                                                  PriceWaterhouse LLP).
-----------------------------------------------------------------------------------------------------------------------------
 Stefanie V. Chang (36)              Vice President        Vice President since   Executive Director of Morgan Stanley
 Morgan Stanley                                            2003                   & Co. Incorporated and Morgan
 Investment Management Inc.                                                       Stanley Investment Management Inc.;
 1221 Avenue of the Americas                                                      and Vice President of various funds
 New York, NY 10020                                                               managed by MSIM; Assistant Secretary
                                                                                  of the Morgan Stanley Funds; Secretary
                                                                                  of various U.S. registered investment
                                                                                  companies managed by Van Kampen
                                                                                  Investment Advisory Corp. or Van
                                                                                  Kampen Asset Management Inc.;
                                                                                  formerly, practiced law with the New
                                                                                  York law firm of Clifford Chance
                                                                                  Rogers US LLP ( formerly Rogers &
                                                                                  Wells).
-----------------------------------------------------------------------------------------------------------------------------
 Mary E. Mullin (36)                 Secretary             Secretary since 2003   Vice President of Morgan Stanley & Co.
 Morgan Stanley                                                                   Incorporated and Morgan Stanley
 Investment Management Inc.                                                       Investment Management Inc.; Secretary
 1221 Avenue of the Americas                                                      of various funds in the Fund Complex;
 New York, NY 10020                                                               formerly, practiced law with the New
                                                                                  York law firms of McDermott, Will &
                                                                                  Emery and Skadden, Arps, Slate,
                                                                                  Meagher & Flom LLP.
-----------------------------------------------------------------------------------------------------------------------------
 Micheal Leary (37)                  Assistant Treasurer   Assistant Treasurer    Assistant Director and Vice President of
 J.P. Morgan Investor Services Co.                         since 2003             Fund Administration, J.P. Morgan
 73 Tremont Street                                                                Investors Services Co. (formerly Chase
 Boston, MA 02108-3913                                                            Global Funds Services Company);
                                                                                  formerly Audit Manager at Ernst &
                                                                                  Young, LLP.
-----------------------------------------------------------------------------------------------------------------------------
 Lorraine Truten (41)                Vice President        Vice President since   Executive Director of Morgan Stanley
 One Tower Bridge                                          2003                   Investment Management Inc.; President,
 100 Front Street, Suite 1100                                                     Morgan Stanley Distribution Inc.; Vice
 West Conshohocken, PA 19428-2881                                                 President of various funds managed by
                                                                                  MSIM; formerly President of Morgan
                                                                                  Stanley Institutional Fund Trust.
-----------------------------------------------------------------------------------------------------------------------------

     For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.

-------------------------------------------------------------------------------------------------------
                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                             DOLLAR RANGE OF EQUITY      ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                             SECURITIES IN THE FUND      BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
NAME OF TRUSTEE                 (AS OF 5/  /03)*                      (AS OF 12/31/02)**
-------------------------------------------------------------------------------------------------------
 John D. Barrett II                   None                              Over $100,000
-------------------------------------------------------------------------------------------------------
 Mitchell M. Merin                    None                                  None
-------------------------------------------------------------------------------------------------------
 Thomas P. Gerrity                    None                             $10,001-$50,000
-------------------------------------------------------------------------------------------------------
 Gerard E. Jones                      None                              Over $100,000
-------------------------------------------------------------------------------------------------------
 Joseph J. Kearns                     None                             $10,001-$50,000
-------------------------------------------------------------------------------------------------------
 Vincent R. McLean                    None                               $1-$10,000
-------------------------------------------------------------------------------------------------------
 C. Oscar Morong, Jr.                 None                             $10,001-$50,000
-------------------------------------------------------------------------------------------------------
 William G. Morton, Jr.               None                             $50,001-$100,000
-------------------------------------------------------------------------------------------------------
 Michael E. Nugent                    None                              Over $100,000
-------------------------------------------------------------------------------------------------------
 Fergus Reid                          None                              Over $100,000
-------------------------------------------------------------------------------------------------------
 Ronald E. Robison                    None                                  None
-------------------------------------------------------------------------------------------------------

----------
* The following ranges should be used: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

** Family of Investment Companies includes all funds advised by Morgan Stanley Investment Management Inc. (including but not limited to Morgan Stanley Institutional Fund, Inc., The Universal Institutional Funds, Inc. and various close-end funds advised by Morgan Stanley Investment Management, Inc.)

     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.


     As of May   , 2003 the Trustees and Officers of the Fund, as a group,
owned less than 1% of the outstanding common stock of each Portfolio the Fund.


COMMITTEES

     The Board of Trustees of the Fund has an Audit Committee, a Valuation Committee and a Nominating and Compensation Committee. The Audit Committee is composed entirely of Trustees who are not "interested persons" ("Interested Trustees") as defined under the 1940 Act of the Fund ("Independent Trustees"). Currently, the Audit Committee is composed of Messrs. Jones, Barrett, Kearns, McLean and Morong. The Audit Committee makes recommendations to the full Board of Trustees with respect to the engagement of independent accounts and reviews with the independent accounts the plan and results of the audit engagement and matters having a material effect on the Fund's financial operations.

     The Valuation Committee of the Board meets from time to time as necessary to value any securities or currency held by the Fund for which market quotations are not available through the Fund's usual pricing procedures or when adjustments to the price become necessary due to events that occur subsequent to the close of trading on a foreign market. Prior to September 2002, the Valuation Committee could include one or more Independent Trustees. No Independent Trustees are currently members of the Valuation Committee.

     The Nominating and Compensation Committee of the Board currently consists of Messrs. Gerrity, Morton, Nugent and Reid and is responsible for evaluating and recommending nominees for election to the Board, such nominees being either interested persons or non-interested persons of the Fund. The committee will not consider nominees recommended by securities holders.


COMPENSATION OF TRUSTEES AND OFFICERS


     The Fund, together with other funds in the Fund Complex advised by Morgan Stanley Investment Management or Morgan Stanley Investments LP for which a Trustee serves as director or trustee, pays each Independent Trustee an annual retainer fee of $75,000, as well as the following additional amounts to Trustees for performing certain services for all of the funds in the Fund Group; $5,000 annually for performing the duties of Chairman of the Audit Committee, $5,000 annually for performing the duties of Chairman of the Nominating and Compensation Committee, $2,500 for each in-person Board meeting attended, and $1,000 for each telephonic Board meeting attended. Each Trustee receives an additional $3,000 retainer fee for service on the board of a registered investment company managed by an affiliated investment adviser. Trustees who are also officers or affiliated persons receive no remuneration from the Fund for their services as Trustees. The Fund's officers and employees are paid by Morgan Stanley Investment Management or its agents.


     The Fund maintains an unfunded Deferred Compensation Plan which allows each Independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to either of the following: (i) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Trustee. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The rights of an eligible Trustee and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

     The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund Complex for the fiscal year ended December 31, 2002. Additionally, the table shows what the estimated compensation would be to each Trustee if the Fund had been in operation and paid fees to the Trustees for a full fiscal year, and assuming that during such fiscal year, the Portfolio holds the same number of meetings of the board held during the fiscal year ended December 31, 2002.


                              COMPENSATION TABLE




-----------------------------------------------------------------------------
                                ESTIMATED
                                AGGREGATE      TOTAL COMPENSATION FROM FUND
                              COMPENSATION           AND FUND COMPLEX
NAME OF PERSON                  FROM FUND          PAYABLE TO TRUSTEES
-----------------------------------------------------------------------------
 John D. Barrett II(3)             $                     $ 90,000
-----------------------------------------------------------------------------
 Mitchell M. Merin*(4)             $                     $      0
-----------------------------------------------------------------------------
 Thomas P. Gerrity(1,2)            $                     $ 89,000
-----------------------------------------------------------------------------
 Gerard E. Jones(3)                $                     $ 93,000
-----------------------------------------------------------------------------
 Joseph J. Kearns(1,3)             $                     $ 95,500
-----------------------------------------------------------------------------
 Vincent R. McLean(1,3)            $                     $ 90,000
-----------------------------------------------------------------------------
 C. Oscar Morong, Jr.(1,3)         $                     $ 90,000
-----------------------------------------------------------------------------
 William G. Morton, Jr.(2)         $                     $ 89,000
-----------------------------------------------------------------------------
 Michael Nugent(2)                 $                     $296,475
-----------------------------------------------------------------------------
 Fergus Reid(1,2)                  $                     $ 95,500
-----------------------------------------------------------------------------
 Ronald E. Robison*                $                     $      0
-----------------------------------------------------------------------------

----------
(*) Trustees Robinson and Merin are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

(1) Includes amounts deferred at the election of Trustees under the Deferred Compensation Plan. The total amount of deferred compensation (including interest) payable or accrued by Messrs Reid, Morong, McLean, Kearns and Gerrity are $224,082, $89,236, $191,571, $89,503 and $162,143,
    respectively.

(2) Member of Nominating/Compensation Committee of the Board of Trustees of the Fund.

(3) Member of the Audit Committee of the Board of Trustees of the Fund.

----------
* The funds for which Morgan Stanley Investments LP and Morgan Stanley Investment Management Inc. serve as investment adviser will pay each independent Trustee/Director an annual retainer fee of $75,000 and will pay the following additional amounts to Trustees/Directors for performing certain services for the funds; $5,000 annually for performing the duties of Chairman of the Audit Committee, $5,000 annually for performing the duties of Chairman of the Nominating and Compensation Committee, $2,500 for each in-person Board meeting attended, and $1,000 for each telephonic Board meeting attended.


                               INVESTMENT ADVISER

     The Investment Adviser to the Fund, Morgan Stanley Investment Management Inc., is wholly owned by subsidiaries of Morgan Stanley ("Morgan Stanley"). The Adviser is located at 1221 Avenue of the Americas, New York, New York 10020. The Adviser conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers which include employee benefit plans, endowment funds, foundations and other institutional investors in the United States and abroad. As of December 31, 2002, the Adviser, together with its affiliated asset management companies, had approximately $376.2 billion in assets under management with approximately $173.4 billion in institutional assets.

     Under an Investment Advisory Agreement ("Agreement") with the Fund, the Adviser, subject to the control and supervision of the Fund's Board and in conformance with the stated investment objectives and policies of the Portfolio, manages the investment and reinvestment of the assets of the Portfolio. In this regard, it is the responsibility of the Adviser to supervise investment decisions for the Portfolio and the placement of the Portfolio's purchase and sales orders for investment securities by the sub-adviser.

     As compensation for the services rendered by the Adviser under the Agreement and the assumption by the Adviser of the expenses related thereto (other than the cost of securities purchased for the Portfolio and the taxes and brokerage commissions, if any, payable in connection with the purchase and/or sale of such securities), the Portfolio pays the Adviser an advisory fee calculated by applying a quarterly rate, based on the annual rate of 0.15%, to the Portfolio's average daily net assets for the quarter:

     The Adviser has voluntarily agreed to reduce its advisory fees and/or absorb or reimburse certain expenses to the extent necessary so that total annual operating expenses of the Portfolio's Participant Class, Advisory Class, Corporate Class and Preferred Class will not exceed 0.60%, 0.45%, 0.30% and 0.20% of their average daily net assets, respectively.

     The Agreement continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Fund's Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of the Fund; in such event, continuance shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Portfolio. If the holders of the Portfolio fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Portfolio which approved the Agreement, and to any Portfolio which did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by the Portfolio without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days' written notice to the Fund.


INVESTMENT SUB-ADVISER

     MSIA, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Taxable Portfolio pursuant to an investment sub-advisory agreement with Morgan Stanley Investment Management. As compensation for managing the day-to-day investments of the Taxable Portfolio, Morgan Stanley Investment Management pays MSIA 40% of the investment advisory fee that Morgan Stanley Investment Management receives from the Portfolio (net of applicable fee waivers).


APPROVAL OF THE ADVISORY AGREEMENT

     In approving the investment advisory agreement the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Adviser and the sub-adviser, the performance, fees and expenses of the Portfolio compared to other similar investment companies, the Adviser's and the sub-adviser's expenses in providing the services, the profitability of the Adviser and the sub-adviser and their affiliated companies and other benefits they derive from their relationship with the Fund and the extent to which economies of scale are shared with the Portfolio. The Independent Trustees reviewed reports from third parties and management about the foregoing factors. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Adviser and the sub-adviser and the financial strength of the Adviser and the sub-adviser and their affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Fund as to the law applicable to the review and approval of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the investment advisory agreement (and the sub-advisory agreement) was in the best interests of the Portfolio and its shareholders.

     The Fund bears all of its own costs and expenses, including but not limited to: services of its independent accountants, its administrator and dividend disbursing and transfer agent, legal counsel, taxes, insurance premiums, costs incidental to meetings of its shareholders and Trustees, the cost of filing its registration statements under federal and state securities laws, reports to shareholders, and custodian fees. These Fund expenses are, in turn, allocated to each portfolio, if more than one, based on their relative net assets. Each Portfolio, if more than one, bears its own advisory fees and brokerage commissions and transfer taxes in connection with the acquisition and disposition of its investment securities.


                             PRINCIPAL UNDERWRITER

     Morgan Stanley & Co. (the "Distributor"), distributes the shares of the Fund pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares.

     The Distribution Agreement continues in effect so long as such continuance is approved at least annually by the Fund's Board, including a majority of those Trustees who are not parties to such Distribution Agreement nor interested persons of any such party. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

     SHAREHOLDER SERVICE AGREEMENT. The Fund has entered into a Shareholder Service Agreement with the Distributor whereby the Distributor will compensate service providers who provide certain services to clients who beneficially own Institutional Class shares of the Portfolio described in the Institutional Class prospectus. Each Portfolio will pay to the Distributor a fee at the annual rate for each share class set forth below of the average daily net assets of such share class attributable to the shares serviced by the service provider, which fee will be computed daily and paid monthly.


                            DISTRIBUTION OF SHARES

     The Fund's Distribution Plan provides that the Participant Class Shares, Advisory Class Shares and Corporate Class Shares each will pay the Distributor an annualized fee of up to 0.40%, 0.25% and 0.10% respectively, of the average daily net assets attributable to such respective share classes, which the Distributor can use to compensate broker/dealers and service providers which provide distribution services to Shareholders of those classes of shares.

     The Fund has adopted the Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Fund and the Trustees who are not "interested persons" of the Fund within the meaning of the 1940 Act. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount which may be spent thereunder by each class without approval by a majority of the outstanding shares of each respective class. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Trustees who are not "interested persons" of the Fund.


                              FUND ADMINISTRATION

     Morgan Stanley Investment Management also provides administrative services to the Fund pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statement under federal laws. The Administration Agreement also provides that Morgan Stanley Investment Management, through its agents, will provide dividend disbursing and transfer agent services to the Fund. For its services under the Administration Agreement, the Fund pays Morgan Stanley Investment Management a monthly fee which on an annual basis equals 0.05% of the average daily net assets of each Portfolio. Morgan Stanley Investment Management may compensate other service providers for performing shareholder servicing and administrative services.

     SUB-ADMINISTRATOR. Under an agreement between Morgan Stanley Investment Management and J.P. Morgan Investor Services Co. ("J.P. Morgan"), J.P. Morgan, a corporate affiliate of J.P. Morgan Chase Bank, provides certain administrative services to the Fund. Morgan Stanley Investment Management supervises and monitors the administrative services provided by J.P. Morgan. Their services are also subject to the supervision of the officers and Board of Directors of the Fund. J.P. Morgan provides operational and administrative services to investment companies with approximately $210 billion in assets and having approximately 304,995 shareholder accounts as of December 31, 2001. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


                            OTHER SERVICE PROVIDERS

     CUSTODIAN. J.P. Morgan Chase & Co., located at 3 Chase MetroTech Center, Brooklyn, NY 11245, acts as the Fund's custodian. serves as Custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

     TRANSFER AND DIVIDEND DISBURSING AGENT. J.P. Morgan, 73 Tremont Street, Boston, MA 02108-3913, provides dividend disbursing and transfer agency services for the Fund pursuant to the Sub-Administration Agreement. serves as the Funds' Transfer Agent and Dividend Disbursing Agent.

     INDEPENDENT ACCOUNTANTS.  [                    ] serves as independent
accountants for the Fund and audits the annual financial statements of the Portfolio.

     FUND COUNSEL. Mayer, Brown, Rowe & Maw, located at 1675 Broadway, New York, NY 10019, acts as the Fund's legal counsel.


                                   LITIGATION

   The Fund is not involved in any litigation.


                             BROKERAGE TRANSACTIONS

PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio and any other portfolios the Fund may establish. In so doing, the Adviser will consider all matters it deems relevant, including the following: the Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the activity existing and expected in the market for the particular security or instrument; confidentiality; the execution, clearance, and settlement capabilities of the broker or dealer selected and other brokers or dealers considered; the reputation and perceived soundness of the broker or dealer selected and other brokers or dealers considered; the Adviser's knowledge of any actual or apparent operational problems of a broker or dealer; and the reasonableness of the commission or its equivalent for the specific transaction.

     In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio and any other portfolios the Fund may establish or the Adviser. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit to them and any of their asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly.

     It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through intermediary brokers or dealers. However, the Adviser may place Portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund portfolios for their clients.

     The Adviser and certain of its affiliates currently serve as investment adviser to a number of clients, including other investment companies, and may in the future act as investment adviser to others. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolio and any other portfolios the Fund may establish and other client accounts. The Adviser and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

     As an indirect subsidiary of Morgan Stanley Dean Witter & Co., the Adviser is affiliated with certain U.S.-registered broker-dealers and foreign broker-dealers (collectively, the "Affiliated Brokers"). The Adviser may, in the exercise of its discretion under its investment advisory agreement, effect transactions in securities or other instruments for the Fund through the Affiliated Brokers.


                              GENERAL INFORMATION

FUND HISTORY

     Morgan Stanley Institutional Liquidity Funds is an open end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated February 13, 2003.


DESCRIPTION OF SHARES AND VOTING RIGHTS

     The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All classes of shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. The Participant Class, Advisory Class and Corporate Class bear expenses related to the distribution of their respective shares.

     The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional portfolios of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any portfolio. The Trustees have not presently authorized any such additional series of classes of shares other than as set forth in the Prospectuses.

     The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by the actions of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove the Trustees, and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

     Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to the Fund's shareholders of personal liability is remote.

     The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.


DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Unless the shareholder elects otherwise in writing, all dividends and distributions are automatically received in additional shares of the Portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gain distributions in cash) has been elected. An account statement is sent to shareholders whenever a dividend or distribution is paid.

     The Portfolio and any other portfolios which the Fund may establish from time to time are treated as a separate entity (and hence, as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a portfolio are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Portfolio.

     SPECIAL CONSIDERATIONS FOR THE TAXABLE PORTFOLIO: Net investment income is computed and dividends declared as of 4:00 p.m. (Eastern Time), on each day. Such dividends are payable to the Portfolio's shareholders of record as of 4:00 p.m. (Eastern Time) on that day, if the Portfolio is open for business. Shareholders who redeem prior to 4:00 p.m. (Eastern Time) are not entitled to dividends for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 4:00 p.m. (Eastern Time) on the preceding business day on which the Portfolio was open for business. These dividends accrue daily and are distributed on the fifteenth day of each month, or the next business day if the fifteenth day of the month is a holiday or weekend. Net realized short-term capital gains, if any, of the Portfolio will be distributed whenever the Trustees determine that such distributions would be in the best interest of shareholders, but at least once a year. The Portfolio does not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.


                               TAX CONSIDERATIONS

     The Portfolio and any other portfolios which the Fund may establish from time to time are treated as a separate entity for federal income tax purposes and intends to qualify for the special tax treatment afforded regulated investment companies. As such, each Portfolio will not be subject to federal income tax to the extent it distributes net investment company taxable income and net capital gains to shareholders. The Fund will notify you annually as to the tax classification of all distributions.

     The Portfolio intends to declare and pay dividends and capital gain distributions so as to avoid imposition of the federal excise tax. To do so, the Portfolio expects to distribute an amount at least equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gains net income for the one-year period ending October 31st, and (iii) 100% of any undistributed ordinary and capital gain net income from the prior year.

     In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In addition, (i) the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income and 90% of its investment company taxable income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and such other securities with limitations; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities of any one issuer, or of two or more issuers engaged in same or similar businesses if the Portfolio owns at least 20% of the voting power of such issuers.

     The Portfolio will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes including unrealized gains at the end of the Portfolio's fiscal year on certain futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolio's other investments and shareholders will be advised of the nature of the payments.

     The Fund is required by federal law to withhold 30% of reportable payments (which may include dividends and capital gains distributions) paid to shareholders. In order to avoid this withholding requirement, you must certify on your Account Registration Form that your Social Security Number or Taxpayer Identification Number is correct, and that you are not subject to backup withholding.

     Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Portfolio of investment income and short-term capital gains.

     Although income received on direct U.S. Government obligations is taxable at the Federal level, such income may be exempt from state tax, depending on the state, when received by a shareholder. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of dividends received from the Portfolio is considered tax exempt in their particular states.

     Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than twelve months and short-term if for twelve months or less. Generally, for non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a municipal portfolio fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

     Gain or loss on the sale or redemption of shares of the Portfolio is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

     Exchanges of shares of the Portfolio for shares of another Portfolio are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first portfolio, followed by the purchase of shares in the second portfolio.

     If a shareholder realizes a loss on the redemption or exchange of a Portfolio's shares and reinvests in that Portfolio's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     [The Investment Adviser] provided the initial capital for the Portfolio by
purchasing 100,000 shares of the Portfolio for $100,000 on April   , 2003. As
of the date of this Prospectus the Investment Manager owned 100% of the outstanding shares of the Portfolio. [The Investment Adviser] may be deemed to control the Portfolio until such time as it owns less than 25% of the outstanding shares of the Portfolio.

     As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Portfolio owned by the Fund's officers and Trustees as a group was less than 1% of the Portfolio's shares of beneficial interest outstanding.


                            PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the past performance of its Portfolio. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. An explanation of the methods for computing performance follows.


YIELD OF THE TAXABLE PORTFOLIO

     The current yield of the Taxable Portfolio as may be quoted from time to time in advertisements and other communications to shareholders and potential investors is calculated daily on a base period return of a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes) in such account by the value of the account at the beginning of the period and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualizing of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the results.


     The net asset value per share of the Taxable Portfolio is $1.00. The yield of the Portfolio will fluctuate. The annualizing of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolio and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared and differences in the methods used in valuing Portfolio instruments, computing net asset value and calculating yield.

     The yields quoted in any advertisement or other communication should not be considered a representation of the yield of the Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Portfolio and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

     Yield information may be useful in reviewing the performance of the Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Portfolio's yield fluctuates.

                              COMPARATIVE INDICES


     The Portfolio of the Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:


CONSUMER PRICE INDEX

     The Consumer Price Index is published by the US Department of Labor and is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.


LIPPER MONEY MARKET AVERAGE

     The Lipper Money Market Average reports the average return of all the Funds tracked by Lipper Analytical Services, Inc., classified as money market funds for any given period. The number of funds tracked varies. As a result, reported returns for longer time periods do not always match the linked product of shorter period returns.


MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX

     The Merrill Lynch Corporate & Government Bond Index includes over 4,500 U.S. Treasury, Agency and investment grade corporate bonds. The Index is calculated daily and will be used from time to time in performance comparison for partial month periods.


                              FINANCIAL STATEMENTS

     The Statement of Assets and Liabilities of Morgan Stanley Institutional
Liquidity Funds--Taxable Portfolio at May   , 2003 included in this Statement
of Additional Information and incorporated by reference in the Prospectus has
been so included and incorporated in reliance on the report of [          ,]
independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                     *****


     This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement for the Fund may be obtained from the SEC.

        MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS--TAXABLE PORTFOLIO
              STATEMENT OF ASSETS AND LIABILITIES o JUNE   , 2003



  ASSETS:
   Cash ..............................................................................   $ 100,000
   Deferred offering costs (Note 1) ..................................................
                                                                                         ---------
     Total Assets ....................................................................
                                                                                         ---------
  LIABILITIES:
   Offering costs payable (Note 1) ...................................................
   Commitments (Notes 1 and 2) .......................................................          --
                                                                                         ---------
     Total Liabilities ...............................................................
                                                                                         ---------
  Net Assets (equivalent to $1.00 per share on 100,000 shares of $.01 par value shares of beneficial interest issued and outstanding; unlimited number of shares
   authorized) .......................................................................   $ 100,000
                                                                                         =========
  PARTICIPANT CLASS SHARES:
   Net Assets ........................................................................   $  25,000
   Shares Outstanding (unlimited authorized, $.01 par value) .........................   $  25,000
     NET ASSET VALUE PER SHARE .......................................................   $    1.00
  ADVISORY CLASS SHARES:
   Net Assets ........................................................................   $  25,000
   Shares Outstanding (unlimited authorized, $.01 par value) .........................      25,000
     NET ASSET VALUE PER SHARE .......................................................   $    1.00
  CORPORATE CLASS SHARES:
   Net Assets ........................................................................   $  25,000
   Shares Outstanding (unlimited authorized, $.01 par value) .........................      25,000
     NET ASSET VALUE PER SHARE .......................................................   $    1.00
  INSTITUTIONAL CLASS SHARES:
   Net Assets ........................................................................   $  25,000
   Shares Outstanding (unlimited authorized, $.01 par value) .........................      25,000
     NET ASSET VALUE PER SHARE .......................................................   $    1.00

1. -- Morgan Stanley Institutional Liquidity Funds (the "Fund") was organized as a Massachusetts business trust on February 13, 2003. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 100,000 shares of beneficial interest for $100,000 to Morgan Stanley Investment Management Inc. (the "Investment Adviser"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Taxable Portfolio is high current income, preservation of capital and liquidity. The Fund seeks to achieve its investment objective by investing in liquid, high quality, money market instruments. Estimated organizational expenses of the
Fund in the amount of approximately $      incurred prior to the offering of
the Fund's shares will be absorbed by the Investment Adviser. It is currently estimated that the Investment Advisor will incur, and be reimbursed,
approximately $      by the Fund in offering costs. Actual costs could differ
from these estimates. Offering costs will be deferred and amortized by the Fund on the straight-line method over the period of benefit of approximately one year or less from the date of commencement of operations.

2. -- The Fund has entered into an Investment Advisory Agreement with the Investment Adviser. As full compensation for the services and facilities furnished to the Taxable Portfolio and expenses of the Taxable Portfolio incurred by the Investment Adviser, the Taxable Portfolio will pay the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.15% to the Fund's daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Morgan Stanley Investment Advisors Inc. ("MSIA") to manage the day-to-day investments of the Taxable Portfolio. The Investment Adviser pays MSIA 40% of the investment advisory fee that it receives from the Taxable Portfolio.

The Investment Adviser has voluntarily agreed to reduce its advisory fees and/or absorb or reimburse certain expenses average daily net assets respectively.


The Fund has entered into an Administration Agreement with Morgan Stanley Investment Management Inc. to provide administrative services to the Fund whereby Morgan Stanley Investment Management Inc. receives an annual fee of 0.05% of the Fund's average daily net assets. Morgan Stanley Investment Management has entered into an agreement with J.P. Morgan Chase to provide certain administrative services to the Fund.


Shares of the Fund are distributed by Morgan Stanley & Co. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Participant Class - up to 0.40% of the average daily net assets of the Class; (ii) Advisory Class - up to 0.25% of the average daily net assets of the Class; and (iii) Corporate Class - up to 0.10% of the average daily net assets of the Class.

                 MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Institutional Liquidity Funds


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Institutional Liquidity Funds--Taxable Portfolio (the "Fund") as of
June   , 2003. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit


We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Morgan Stanley Institutional
Liquidity Funds--Taxable Portfolio as of June   , 2003 in conformity with
accounting principles generally accepted in the United States of America.



[          ]
New York, New York
June   , 2003

                  MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

                            PART C OTHER INFORMATION

Item 23.        Exhibits:

    (a). Declaration of Trust of the Registrant, dated February 13, 2003 filed herein.

    (b).        By-Laws of the Registrant, dated February 13, 2003 filed herein.

    (c).        None

    (d). Form of Investment Management Agreement between the Registrant and Morgan Stanley Investment Management Inc. to be filed by Amendment.

    (e). Form of Distribution Agreement between the Registrant and Morgan Stanley & Co. Incorporated - to be filed by Amendment.

    (f).        Not applicable

    (g)(1).     Form of Custodian Agreement - to be filed by Amendment.

    (g)(2). Form of Foreign Custody Management Agreement - to be filed by Amendment.

    (g)(3). Form of Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. - to be filed by Amendment.

    (h)(1).     Form of Transfer Agency and Service Agreement between
                Morgan Stanley Investment Management Inc. and JP Morgan Chase
                - to be filed by Amendment.

    (h)(2). Form of Administration Agreement between Registrant and JP Morgan Chase.

    (i)(1).     Opinion of Barry Fink, Esq. - to be filed by Amendment.

    (i)(2).     Opinion of Dechert - to be filed by Amendment.

    (j).        Consent of Independent Auditors - to be filed by Amendment.

    (k).        Not applicable

    (l). Investment Letter of Morgan Stanley Investment Advisors Inc. - to be filed by Amendment.

    (m). Form of Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Inc. - to be filed by Amendment.

    (n). Form of Multiple Class Plan pursuant to Rule 18f-3 - to be filed by Amendment.

    (o).        Not applicable

    (p)(1). Code of Ethics of Morgan Stanley Investment Management Inc. - to be filed by Amendment.

    (p)(2). Code of Ethics of the Morgan Stanley Funds - to be filed by Amendment.

    Other.      Powers of Attorney - to be filed by Amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         None

ITEM 25. INDEMNIFICATION.

         Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

         Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

         The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

         The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Management Inc. ("Morgan Stanley Investment Management"). Morgan Stanley Investment Management is a wholly-owned subsidiary of Morgan Stanley & Co.

         THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two,
Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas, New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

NAME AND POSITION WITH                 OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------     ----------------------------------------------------------
Mitchell M. Merin                      President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer     Investment Management; Chairman, Chief Executive Officer and
and Director                           Director of Morgan Stanley Distributors and Morgan Stanley
                                       Trust; President, Chief Executive Officer and Director of Morgan
                                       Stanley Services; President and Chief Executive Officer of the
                                       Morgan Stanley Funds; Executive Vice President and Director of
                                       Morgan Stanley DW; Director of Morgan Stanley Investment
                                       Management Inc.; Member of the Executive Committee of Morgan
                                       Stanley Investments LP; Director of various Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                             Managing Director and General Counsel of Morgan Stanley
Managing Director and Director         Investment Management; Managing Director and Director of Morgan
                                       Stanley Services; Vice President and Secretary of Morgan Stanley
                                       Distributors; Vice President, Secretary and General Counsel of
                                       the Morgan Stanley Funds.

NAME AND POSITION WITH                 OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS     INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------     ----------------------------------------------------------
Joseph J. McAlinden                    Chief Investment Officer and Managing Director of Morgan Stanley
Managing Director and                  Investment Management Inc.; Chief Investment Officer and
Chief Investment Officer               Managing Director of Morgan Stanley Investments LP; Director of
                                       Morgan Stanley Trust.

Ronald E. Robison                      Managing Director, Chief Administrative Officer and and Director
Managing Director,                     of Morgan Stanley Services and Chief Executive Officer and
Chief Administrative Officer and       Director of Morgan Stanley Trust.
Director

Rajesh K. Gupta                        Managing Director and Chief Administrative Officer- Investments
Managing Director and                  of Morgan Stanley Investment Management Inc. and Morgan Stanley
Chief Administrative Officer-          Investments LP.
Investments

Jeffrey Hiller                         None
Managing Director and
Global Director of Compliance

Alexander C. Frank                     Global Treasurer of Morgan Stanley
Managing Director and Treasurer

         In addition, Morgan Stanley Investment Management Inc. acts as investment adviser or subadviser to the following registered investment companies: Morgan Stanley Institutional Fund, Inc.; Morgan Stanley Institutional Fund Trust; The Universal Institutional Funds, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Eastern Europe Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Morgan Stanley Growth Fund ("The India Growth Fund"); The India Magnum Fund; Morgan Stanley Institutional Liquidity Fund Trust; AEGON/Transamerica Series Fund, Inc.; USAllianz Variable Insurance Products Trust; LSA Variable Series Trust; AAAdvantage Funds-Emerging Markets Equity Portfolio; CDC Nvest Funds - Star Growth Fund; CIGNA Funds Group-Large Cap Growth/Morgan Stanley Fund; Equitable Advisors Trust - Emerging Markets Equity Portfolio; Fifth Third Funds - Fifth Third International Equity Fund; Frank Russell Investment Company Fixed III; Frank Russell Investment Company Multi Strategy Bond; Nationwide Multi Sector Bond Fund; Gartmore Variable Insurance Trust - Comstock Portfolio; Hirtle Callaghan Fixed Income II Portfolio; Hirtle Callaghan High Yield Portfolio; The GCG Trust; ING Partners, Inc.; John Hancock Variable Series Trust; Manufacturers Investment Trust; M.S.D. & T. Funds - International Equity; Pacific Select Funds; Pacific Funds; Principal Variable Contracts Fund; Principal Partners; Principal Investors Fund; SEI Institutional International Trust (SIT) - Emerging Markets Equity Fund; SEI Institutional International (SIT) Trust - International Equity Fund; SEI Institutional Investments (SIIT) Trust - International Equity Fund; SEI Insurance Products Trust - SEI VP International Equity Fund; Smith Barney/Travelers Series Fund - Enterprise Portfolio; SunAmerica Series Trust; WM Trust II; WM Trust I; ABS Finance Fund; Alternative Investment Partners Funds; Asian Equity Index Fund; Global Opportunistic Fund, LLC; Global Technology Growth Fund Limited; Green Line Latin American Growth Fund; India Investment AG; Jade CBO Limited; Magnum Passive Fund LP; MAS Offshore Leveraged Fixed Income Fund Ltd.; Mediolanum Top Managers Emerging Markets Alpha Fund; Morgan Stanley Asian Growth Fund; Morgan Stanley Canadian Pooled Funds; Morgan Stanley Fixed Income Partnership II LP; Morgan Stanley Global Franchise L.P.; Morgan Stanley Growth Fund (India); Morgan Stanley Institutional Trust - Global Equity Trust; Morgan Stanley Money Market Family (FCP); Morgan Stanley Offshore Advisory Mortgage Fund; Morgan Stanley Offshore Emerging Markets Fund; Morgan Stanley Offshore International Equity Fund; Morgan Stanley SICAV; Morgan Stanley Stable Value Fund; Morgan Stanley Taiwan Portfolio; Morgan Stanley Investment Management Active Country Allocation Trust; Morgan Stanley Investment Management Active International Allocation Trust; Morgan Stanley Investment Management Asian Equity Trust; Morgan Stanley Investment Management Emerging Markets Debt Trust; Morgan Stanley Investment Management Equity Growth Trust; Morgan Stanley Investment Management International Equity Trust II; Morgan Stanley Investment Management International Magnum Pooled Trust; Morgan Stanley Investment Management International Small Cap Trust; Morgan Stanley Investment Management International Small Company Growth Trust; MRM Reserve Fund; Oasis CBO Limited; Pinnacle CBO Limited; Taj Investments Ltd.; The India Magnum Fund, Ltd./India Magnum Fund N.V.; Zodiac Fund (FCP).

ITEM 27.   PRINCIPAL UNDERWRITERS

(a) Morgan Stanley & Co. Incorporated acts as the distributor for Morgan Stanley Institutional Fund Inc. and the Universal Funds, Inc., registered open-end management investment companies.

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is 1221 Avenue of the Americas, New York, New York 10020. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.


NAME AND PRINCIPAL           POSITION AND OFFICES WITH
BUSINESS ADDRESS*            MORGAN STANLEY & CO. INCORPORATED
------------------           ---------------------------------
Zoe Cruz                     Director
Bruce D. Fiedorek            Director and Vice Chairman
John P. Havens               Director
Donald G. Kempf, Jr.         Director
Tarek F. Abdel-Meguid        Director
Stephan F. Newhouse          Director, Co-President and Chief Operating Officer
Vikram S. Pandit             Director, Co-President and Chief Operating Officer
Joseph R. Perella            Director, Chairman and Chief Executive Officer
Thierry G. Porte             Director
Philip J. Purcell            Director
Robin Roger                  Director, General Counsel and Secretary
Alexander C. Frank           Treasurer
Robert G. Scott              Chief Financial Officer

* Morgan Stanley & Co. Incorporated 1585 Broadway New York, NY 10036


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         J.P. Morgan Investor Services Co., Registrant's sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

         In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

         In addition, Morgan Stanley Investment Management Inc., Registrant's investment adviser and administrator, 1221 Avenue of the Americas, New York, New York 10020, maintains possession of the Fund's corporate organizational records, in addition to certain other records required by Rule 31a-1(b).


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.


ITEM 30. UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of May, 2003.

                                               MORGAN STANLEY INSTITUTIONAL
                                               LIQUIDITY FUNDS

                                               By: /s/ Ronald E. Robison
                                                   -----------------------------
                                                       Ronald E. Robison
                                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                     Title                            Date
         ----------                     -----                            ----

By: /s/ Ronald E. Robison           President                           5/1/03
    -------------------------
        Ronald E. Robison

By: /s/ Mitchell M. Merin           Chairman and Trustee                5/1/03
    -------------------------
        Mitchell M. Merin

By: /s/ John D. Burrett             Trustee                             5/1/03
    -------------------------
        John D. Burrett

By: /s/ Gerard E. Jones             Trustee                             5/1/03
    -------------------------
        Gerard E. Jones

By: /s/ Joseph J. Kearns            Trustee                             5/1/03
    -------------------------
        Joseph J. Kearns

By: /s/ Vincent R. McLean           Trustee                             5/1/03
    -------------------------
        Vincent R. McLean

By: /s/ C. Oskar Mororg             Trustee                             5/1/03
    -------------------------
        C. Oskar Mororg

By: /s/ William G. Morton           Trustee                             5/1/03
    -------------------------
        William G. Morton

By: /s/ Michael E. Nugent           Trustee                             5/1/03
    -------------------------
        Michael E. Nugent

By: /s/ Fergus Reid                 Trustee                             5/1/03
    -------------------------
        Fergus Reid

By: /s/ Thomas P. Gerrity           Chief Financial Officer             5/1/03
    -------------------------
        Thomas P. Gerrity

                          MORGAN STANLEY ALLOCATOR FUND

                                  EXHIBIT INDEX

(a).       Declaration of Trust of the Registrant

(b).       Bylaws of the Registrant